UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

Item 1: Schedule of Investments

Vanguard Treasury Money Market Fund

Schedule of Investments (unaudited)

As of May 31, 2019

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.7%)
	United States Treasury Bill	2.389–2.391%	6/4/19	230,144	230,098
	United States Treasury Bill	2.422–2.527%	6/6/19	1,738,451	1,737,865
	United States Treasury Bill	2.413–2.511%	6/13/19	2,185,316	2,183,548
	United States Treasury Bill	2.395–2.399%	6/18/19	392,044	391,602
	United States Treasury Bill	2.416–2.425%	6/20/19	1,587,351	1,585,332
	United States Treasury Bill	2.425%	6/27/19	1,645,000	1,642,137
	United States Treasury Bill	2.334–2.399%	7/2/19	1,228,877	1,226,404
	United States Treasury Bill	2.392–2.400%	7/5/19	2,024,066	2,019,516
	United States Treasury Bill	2.370–2.389%	7/9/19	879,935	877,725
	United States Treasury Bill	2.386–2.397%	7/11/19	1,909,842	1,904,797
	United States Treasury Bill	2.364–2.366%	7/16/19	263,877	263,100
	United States Treasury Bill	2.394–2.407%	7/18/19	1,208,293	1,204,537
	United States Treasury Bill	2.328–2.338%	7/23/19	1,312,781	1,308,373
	United States Treasury Bill	2.406–2.415%	7/25/19	337,564	336,354
	United States Treasury Bill	2.399%	8/1/19	1,088,000	1,083,603
	United States Treasury Bill	2.386–2.397%	8/8/19	1,875,221	1,866,788
	United States Treasury Bill	2.370–2.374%	8/15/19	1,887,640	1,878,360
	United States Treasury Bill	2.349%	8/22/19	1,946,133	1,935,782
	United States Treasury Bill	2.319–2.324%	8/29/19	1,372,835	1,364,996
2	United States Treasury Floating Rate Note, 3M US T-Bill + 0.139%	2.488%	4/30/21	250,000	250,000
2	United States Treasury Floating Rate Note, 3M US T-Bill + 0.000%	2.324%	1/31/20	500,000	500,000
2	United States Treasury Floating Rate Note, 3M US T-Bill + 0.060%	2.384%	7/31/19	500,000	500,034
Total U.S. Government and Agency Obligations (Cost $26,290,951)					26,290,951
Total Investments (100.7%) (Cost $26,290,951)					26,290,951
Other Assets and Liabilities-Net (-0.7%)					(183,017)
Net Assets (100%)					26,107,934

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2

Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Treasury Money Market Fund

At May 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 18, 2019

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 18, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.